The table below represent the common shares issued, issuable and outstanding at February 28, 2023 and February 28, 2022: (Details) - shares	May 31, 2023	Feb. 28, 2023	Feb. 28, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued	6,129,670,689	5,848,741,599	4,735,210,360
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued	6,117,570,789	5,836,641,599	4,733,110,360
Issuable	12,100,000	12,100,000	2,100,000
Issued, issuable and outstanding	6,129,670,789	5,848,741,599	4,735,210,360